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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (114.47%)

Consumer Discretionary (37.15%)
	Apparel, Accessories & Luxury Goods (0.10%)
25,000	Under Armour, Inc., Cl A1	$1,909,317	$2,018,750

	Automobile Manufacturers (7.70%)
825,000	Tesla Motors, Inc.[1]	177,823,619	155,735,250

	Automotive Retail (6.82%)
2,000,000	CarMax, Inc.[1]	69,489,756	138,020,000

	Hotels, Resorts & Cruise Lines (7.66%)
2,500,000	Hyatt Hotels Corp., Cl A1	67,148,542	148,050,000
129,208	Norwegian Cruise Line Holdings Ltd.[1,2]	4,338,221	6,978,524

		71,486,763	155,028,524

	Leisure Facilities (4.73%)
925,800	Vail Resorts, Inc.	27,801,851	95,746,236

	Movies & Entertainment (4.23%)
5,374,321	Manchester United plc, Cl A1,2	91,547,645	85,505,447

	Specialty Stores (5.91%)
2,100,000	Dick’s Sporting Goods, Inc.	58,896,964	119,679,000

Total Consumer Discretionary		498,955,915	751,733,207

Financials (21.66%)
	Asset Management & Custody Banks (4.48%)
3,345,500	The Carlyle Group	89,375,354	90,663,050

	Investment Banking & Brokerage (5.71%)
3,800,000	The Charles Schwab Corp.	49,157,674	115,672,000

	Property & Casualty Insurance (7.46%)
2,450,000	Arch Capital Group Ltd.[1,2]	33,071,317	150,920,000

	Specialized REITs (4.01%)
2,200,000	Gaming and Leisure Properties, Inc.	71,909,656	81,114,000

Total Financials		243,514,001	438,369,050

Shares		Cost	Value

Common Stocks (continued)

Health Care (9.72%)
	Health Care Equipment (4.01%)
525,000	IDEXX Laboratories, Inc.[1]	$45,812,786	$81,102,000

	Health Care Technology (3.69%)
2,475,000	Inovalon Holdings, Inc., CI A1	71,448,142	74,769,750

	Life Sciences Tools & Services (2.02%)
220,000	Illumina, Inc.[1]	11,979,764	40,840,800

Total Health Care		129,240,692	196,712,550

Industrials (15.51%)
	Industrial Machinery (1.40%)
276,687	The Middleby Corp.[1]	21,507,177	28,401,921

	Research & Consulting Services (5.29%)
1,500,000	Verisk Analytics, Inc., Cl A1	40,826,578	107,100,000

	Trading Companies & Distributors (8.82%)
2,750,000	Air Lease Corp.	88,234,844	103,785,000
1,800,000	Fastenal Co.	31,516,561	74,583,000

		119,751,405	178,368,000

Total Industrials		182,085,160	313,869,921

Information Technology (23.03%)
	Application Software (7.60%)
775,000	FactSet Research Systems, Inc.	50,806,618	123,380,000
722,490	Mobileye N.V.[1,2]	24,708,483	30,366,255

		75,515,101	153,746,255

	Internet Software & Services (12.74%)
1,100,000	CoStar Group, Inc.[1]	112,737,432	217,613,000
400,000	Zillow Group, Inc., Cl A (formerly, Zillow, Inc., Cl A)[1]	42,142,149	40,120,000

		154,879,581	257,733,000

	IT Consulting & Other Services (2.69%)
649,000	Gartner, Inc.[1]	41,264,138	54,418,650

Total Information Technology		271,658,820	465,897,905

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Utilities (7.40%)
	Electric Utilities (7.40%)
4,000,000	ITC Holdings Corp.	$40,461,269	$149,720,000

Total Common Stocks		1,365,915,857	2,316,302,633

Private Equity Investments (0.33%)

Financials (0.33%)
	Asset Management & Custody Banks (0.33%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,6]	1,832,926	6,669,634

Principal Amount

Short Term Investments (0.01%)

$196,659	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2015, 0.00% due 4/1/2015; Proceeds at maturity - $196,659; (Fully collateralized by $205,000 U.S. Treasury Note, 1.75% due 3/31/2022; Market value - $205,256)[5]	196,659	196,659

Total Investments (114.81%)		$1,367,945,442	2,323,168,926

Liabilities Less Cash and Other Assets (-14.81%)			(299,629,613)

Net Assets			$2,023,539,313

Retail Shares (Equivalent to $37.68 per share based on 33,825,372 shares outstanding)			$1,274,482,774

Institutional Shares (Equivalent to $38.26 per share based on 19,576,464 shares outstanding)			$749,056,539

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2015, the market value of restricted and fair valued securities amounted to $6,669,634 or 0.33% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.48%)

Consumer Discretionary (40.16%)
	Automobile Manufacturers (7.70%)
82,000	Tesla Motors, Inc.[1]	$19,145,973	$15,479,140

	Automotive Retail (5.15%)
150,000	CarMax, Inc.[1]	4,242,382	10,351,500

	Hotels, Resorts & Cruise Lines (11.85%)
150,000	Choice Hotels
	International, Inc.	5,080,139	9,610,500
240,000	Hyatt Hotels Corp., Cl A1	7,807,007	14,212,800

		12,887,146	23,823,300

136,230	Leisure Facilities (7.00%) Vail Resorts, Inc.	8,272,836	14,088,906

	Movies & Entertainment (4.35%)
550,000	Manchester United plc, Cl A1,2	8,719,506	8,750,500

	Specialty Stores (4.11%)
145,000	Dick’s Sporting Goods, Inc.	3,839,505	8,263,550

Total Consumer Discretionary		57,107,348	80,756,896

Consumer Staples (2.12%)
	Household Products (2.12%)
50,000	Church & Dwight Co., Inc.	1,274,171	4,271,000

Financials (10.73%)
	Asset Management & Custody Banks (7.67%)
260,000	The Carlyle Group	6,556,081	7,046,000
200,000	Financial Engines, Inc.	6,804,436	8,366,000

		13,360,517	15,412,000

	Property & Casualty Insurance (3.06%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,056	6,160,000

Total Financials		15,160,573	21,572,000

Industrials (15.33%)
	Building Products (3.62%)
120,000	CaesarStone Sdot-Yam Ltd.[1,2]	5,406,710	7,285,200

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Industrial Machinery (2.38%)
100,000	Colfax Corp.[1]	$2,610,782	$4,773,000

	Railroads (3.84%)
80,000	Genesee & Wyoming, Inc., Cl A1	2,481,307	7,715,200

	Research & Consulting Services (3.02%)
85,000	Verisk Analytics, Inc., Cl A1	2,405,727	6,069,000

	Trading Companies & Distributors (2.47%)
120,000	Fastenal Co.	3,138,161	4,972,200

Total Industrials		16,042,687	30,814,600

Information Technology (19.61%)
	Application Software (8.60%)
75,000	FactSet Research Systems, Inc.	5,828,282	11,940,000
101,870	Guidewire Software, Inc.[1]	4,816,691	5,359,381

		10,644,973	17,299,381
	Internet Software & Services (11.01%)
225,000	Benefitfocus, Inc.[1]	5,980,202	8,277,750
70,000	CoStar Group, Inc.[1]	12,770,207	13,848,100

		18,750,409	22,125,850

Total Information Technology		29,395,382	39,425,231

Materials (1.85%)
	Industrial Gases (1.85%)
35,000	Airgas, Inc.	2,176,188	3,713,850

Utilities (5.68%)
	Electric Utilities (3.72%)
200,000	ITC Holdings Corp.	4,273,076	7,486,000

	Renewable Electricity (1.96%)
25,000	TerraForm Power, Inc., Cl A	766,334	912,750
83,333	TerraForm Power, Inc., Cl A3,4	2,499,990	3,029,988

		3,266,324	3,942,738

Total Utilities		7,539,400	11,428,738

Total Common Stocks		128,695,749	191,982,315

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Preferred Stocks (3.94%)

Telecommunication Services (3.94%)
	Alternative Carriers (3.94%)
22,300	Iridium Communications Inc., Series B, 6.75%[4]	$5,814,082	$7,928,765

Principal Amount

Short Term Investments (0.39%)

$ 788,918	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2015, 0.00% due 4/1/2015; Proceeds at maturity - $788,918; (Fully collateralized by $805,000 U.S. Treasury Note, 1.75% due 3/31/2022; Market value - $806,006)[4]	788,918	788,918

Total Investments (99.81%)		$135,298,749	200,699,998

Cash and Other Assets Less Liabilities (0.19%)			376,118

Net Assets			$201,076,116

Retail Shares (Equivalent to $14.69 per share based on
3,174,993 shares outstanding)			$46,639,226

Institutional Shares (Equivalent to $14.87 per share based on
10,384,886 shares outstanding)			$154,436,890

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2015, the market value of restricted and fair valued securities amounted to $3,029,988 or 1.51% of net assets. This security is deemed liquid. See Note 3 regarding Restricted Securities.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.55%)

Australia (2.63%)
74,700	Brambles Ltd.	$647,331	$655,434
75,169	Domino’s Pizza Enterprises Ltd.	1,019,935	2,128,074

Total Australia		1,667,266	2,783,508

Brazil (2.60%)
35,151	Cetip SA - Mercados Organizados	390,623	350,789
68,722	GAEC Educacão SA	784,373	327,724
70,629	GOL Linhas Aéreas Inteligentes SA, ADR[1]	343,263	171,629
65,000	Kroton Educacional SA	127,530	209,569
40,000	Smiles SA	486,258	632,921
93,000	TOTVS SA	974,040	1,063,590

Total Brazil		3,106,087	2,756,222

Canada (5.14%)
9,600	Constellation Software, Inc.	1,744,606	3,318,065
35,000	Crescent Point Energy Corp.	1,246,942	780,388
46,000	Suncor Energy, Inc.	1,633,185	1,345,500

Total Canada		4,624,733	5,443,953

China (7.59%)
13,000	Alibaba Group Holding Ltd., ADR[1]	1,082,325	1,082,120
1,900,000	China Telecom Corp. Ltd., Cl H	1,178,909	1,218,035
475,771	Haitong Securities Co., Ltd., Cl H	742,452	1,158,643
3,401,700	Kingdee International Software Group Co. Ltd.[1]	621,454	1,430,420
30,000	Perfect World Co. Ltd., ADR	627,457	557,400
35,000	TAL Education Group, ADR[1]	1,101,101	1,162,700
75,000	Tencent Holdings Ltd.	368,377	1,424,997

Total China		5,722,075	8,034,315

France (4.24%)
7,500	Eurofins Scientific SE	803,359	2,022,143
22,400	Ingenico SA	1,061,193	2,463,957

Total France		1,864,552	4,486,100

Germany (11.74%)
32,000	Brenntag AG	1,627,034	1,918,591
60,000	Deutsche Post AG	1,457,555	1,877,064
14,000	Fresenius Medical Care AG & Co.	1,169,002	1,166,044
50,307	PATRIZIA Immobilien AG1	259,399	902,806
42,966	ProSiebenSat.1 Media AG	1,870,958	2,111,535
150,100	RIB Software AG	1,182,652	2,111,048
37,000	Symrise AG	958,117	2,340,906

Total Germany		8,524,717	12,427,994

Shares		Cost	Value

Common Stocks (continued)

Hong Kong (1.41%)
340,700	Luk Fook Holdings International Ltd.	$1,079,640	$949,239
249,800	Wynn Macau Ltd.	374,656	541,961

Total Hong Kong		1,454,296	1,491,200

India (4.19%)
152,900	Axis Bank Ltd.	802,945	1,368,694
115,700	DEN Networks Ltd.[1]	261,197	222,687
778,598	Dish TV India Ltd.[1]	793,336	1,019,572
388,835	Hathway Cable and Datacom Ltd.[1]	238,716	304,451
40,600	Larsen & Toubro Ltd.	872,063	1,115,634
75,000	Zee Entertainment Enterprises Ltd.	380,330	409,568

Total India		3,348,587	4,440,606

Indonesia (2.80%)
849,373	Matahari Department Store Tbk PT	1,064,961	1,279,744
1,250,000	Sarana Menara Nusantara Tbk PT1	260,297	384,321
1,801,400	Tower Bersama Infrastructure Tbk PT	899,297	1,305,412

Total Indonesia		2,224,555	2,969,477

Ireland (1.70%)
27,000	Ryanair Holdings plc, ADR	986,106	1,802,790

Israel (5.53%)
36,000	Check Point Software Technologies Ltd.[1]	2,051,140	2,950,920
64,000	Mellanox Technologies Ltd.[1]	2,665,647	2,901,760

Total Israel		4,716,787	5,852,680

Italy (1.46%)
54,000	Azimut Holding SpA	1,277,478	1,542,748

Japan (15.58%)
40,000	Bridgestone Corp.	984,974	1,606,203
180,000	Daiwa Securities Group, Inc.	1,498,068	1,419,769
7,700	FANUC Corp.	715,566	1,685,288
50,000	Mitsui Fudosan Co. Ltd.	1,142,215	1,471,422
43,000	MonotaRO Co. Ltd.	1,001,454	1,563,180
125,000	Panasonic Corp.	1,532,855	1,643,599
135,000	Rakuten, Inc.	1,807,893	2,384,604
55,800	Sanrio Co. Ltd.	1,664,590	1,495,785
25,000	SoftBank Corp.	894,735	1,454,955
430,400	Sumitomo Mitsui Trust Holdings, Inc.	1,840,637	1,778,157

Total Japan		13,082,987	16,502,962

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Norway (1.32%)
42,000	Golar LNG Ltd.	$1,761,204	$1,397,760

South Africa (1.64%)
277,622	Steinhoff International Holdings Ltd.	1,288,445	1,740,259

Spain (3.76%)
17,000	Aena SA, 144A1	1,573,524	1,709,293
33,000	Grifols SA, ADR	488,751	1,082,730
37,105	Inditex SA	1,067,201	1,192,127

Total Spain		3,129,476	3,984,150

Switzerland (3.04%)
5,200	Compagnie Financiére Richemont SA	91,755	418,975
40,067	Julius Baer Group Ltd.	1,399,262	2,010,359
11,600	Syngenta AG, ADR	567,792	786,596

Total Switzerland		2,058,809	3,215,930

United Kingdom (14.31%)
203,000	Abcam plc	1,384,254	1,461,987
265,738	AO World plc[1]	1,062,838	722,166
40,000	Burberry Group plc	1,094,425	1,028,293
185,000	Domino’s Pizza Group plc	1,688,526	2,128,197
70,200	easyJet plc	1,633,319	1,959,815
64,800	Experian plc	623,019	1,073,709
115,300	Inchcape plc	1,062,155	1,359,736
20,600	Intertek Group plc	463,691	763,340
320,728	JUST EAT plc[1]	1,403,535	2,074,348
75,000	Lancashire Holdings Ltd.	733,732	695,344
190,200	Premier Oil plc	913,132	371,300
275,600	William Hill plc	1,591,434	1,516,332

Total United Kingdom		13,654,060	15,154,567

United States (3.87%)
33,900	Agilent Technologies, Inc.	833,457	1,408,545
30,000	Arch Capital Group Ltd.[1]	1,149,524	1,848,000
75,000	Nomad Holdings Ltd.[1]	749,250	843,750

Total United States		2,732,231	4,100,295

Total Common Stocks		77,224,451	100,127,516

Shares		Cost	Value

Warrants (0.03%)

United States (0.03%)
75,000	Nomad Holdings Ltd. Warrants Exp 4/10/2017[1]	$750	$30,750

Principal Amount

Short Term Investments (5.94%)

$6,287,836	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2015, 0.00% due 4/1/2015; Proceeds at maturity - $6,287,836; (Fully collateralized by $6,410,000 U.S. Treasury Note, 1.75% due 3/31/2022 Market value - $6,418,013)[2]	6,287,836	6,287,836

Total Investments (100.52%)		$83,513,037	106,446,102

Liabilities Less Cash and Other Assets (-0.52%)			(553,389)

Net Assets			$105,892,713

Retail Shares (Equivalent to $18.45 per share based on 2,802,259 shares outstanding)			$51,693,794

Institutional Shares (Equivalent to $18.61 per share based on 2,912,311 shares outstanding)			$54,198,919

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2015, the market value of Rule 144A securities amounted to $1,709,293 or 1.61% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2015	of Net Assets

Consumer Discretionary	27.0%
Information Technology	20.2
Industrials	15.4
Financials	13.7
Health Care	6.7
Telecommunication Services	4.1
Energy	3.7
Materials	3.0
Unclassified	0.8
Cash and Cash Equivalents*	5.4

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.11%)

Consumer Discretionary (34.20%)
	Casinos & Gaming (5.74%)
426,000	Las Vegas Sands Corp.	$25,185,331	$23,447,040
2,706,550	MGM Resorts International[1]	56,682,241	56,918,747
228,800	Wynn Resorts Ltd.	34,434,745	28,801,344

		116,302,317	109,167,131
	Home Furnishings (3.00%)
307,307	Mohawk Industries, Inc.[1]	40,464,123	57,082,275

	Home Improvement Retail (4.54%)
471,007	Home Depot, Inc.	38,028,564	53,511,105
442,700	Lowe’s Companies, Inc.	18,595,706	32,932,453

		56,624,270	86,443,558
	Homebuilding (2.94%)
185,800	D.R. Horton, Inc.	3,773,387	5,291,584
1,285,300	Toll Brothers, Inc.[1]	44,499,463	50,563,702

		48,272,850	55,855,286
	Hotels, Resorts & Cruise Lines (17.98%)
1,682,650	Diamond Resorts International, Inc.[1]	30,130,661	56,250,989
2,396,706	Hilton Worldwide Holdings, Inc.[1]	62,190,299	70,990,432
1,049,306	Hyatt Hotels Corp., Cl A1	47,904,434	62,139,901
54,339	Marriott Vacations Worldwide Corp.	2,598,112	4,404,176
1,098,955	Norwegian Cruise Line Holdings Ltd.[1,2]	37,846,448	59,354,560
386,100	Starwood Hotels & Resorts Worldwide, Inc.	23,357,109	32,239,350
628,500	Wyndham Worldwide Corp.	38,868,395	56,860,395

		242,895,458	342,239,803

Total Consumer Discretionary		504,559,018	650,788,053

Financials (37.14%)
	Diversified Real Estate Activities (1.95%)
693,900	Brookfield Asset Management, Inc., Cl A2	30,529,890	37,199,979

	Hotel & Resort REITs (3.31%)
213,150	LaSalle Hotel Properties	5,761,709	8,283,009
2,165,850	Strategic Hotels & Resorts, Inc.[1]	19,009,527	26,921,515
1,661,407	Sunstone Hotel Investors, Inc.	20,483,391	27,695,655

		45,254,627	62,900,179
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Industrial REITs (1.11%)
482,850	Prologis, Inc.	$20,291,690	$21,032,946

	Office REITs (5.18%)
166,250	Boston Properties, Inc.	21,661,133	23,354,800
951,610	Douglas Emmett, Inc.	23,582,211	28,367,494
190,600	SL Green Realty Corp.	19,212,569	24,469,228
199,300	Vornado Realty Trust	16,739,442	22,321,600

		81,195,355	98,513,122
	Real Estate Development (2.35%)
288,800	The Howard Hughes Corp.[1]	38,503,260	44,769,776

	Real Estate Operating Companies (5.73%)
1,582,130	Forest City Enterprises, Inc., Cl A1	32,230,416	40,375,958
17,390,085	Global Logistic Properties Ltd. (Singapore)[2]	32,887,006	33,580,155
2,149,514	Kennedy Wilson Europe Real Estate plc (United Kingdom)[2,3]	36,608,515	35,042,594

		101,725,937	108,998,707
	Real Estate Services (8.28%)
1,769,750	CBRE Group, Inc., Cl A1	44,090,289	68,507,023
327,130	Jones Lang LaSalle, Inc.	30,634,723	55,742,952
1,273,717	Kennedy-Wilson Holdings, Inc.	21,258,835	33,294,962

		95,983,847	157,544,937
	Residential REITs (2.70%)
513,234	American Campus Communities, Inc.	18,819,707	22,002,342
118,700	AvalonBay Communities, Inc.	19,892,550	20,683,475
246,577	Education Realty Trust, Inc.	6,891,636	8,723,894

		45,603,893	51,409,711
	Retail REITs (3.15%)
888,400	General Growth Properties, Inc.	24,601,460	26,252,220
172,200	Simon Property Group, Inc.	27,227,683	33,689,208

		51,829,143	59,941,428
	Specialized REITs (3.38%)
253,650	Alexandria Real Estate Equities, Inc.[3]	18,623,442	24,867,846
419,735	American Tower Corp.	37,082,222	39,518,050

		55,705,664	64,385,896

Total Financials		566,623,306	706,696,681

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (10.85%)
	Health Care Facilities (10.85%)
3,873,200	Brookdale Senior Living, Inc.[1]	$104,024,285	$146,252,032
2,321,863	Capital Senior Living Corp.[1,4]	50,866,135	60,229,126

Total Health Care		154,890,420	206,481,158

Industrials (4.55%)
	Building Products (4.55%)
2,810,116	Builders FirstSource, Inc.[1]	18,787,408	18,743,474
536,100	CaesarStone Sdot-Yam Ltd.[1,2]	16,302,007	32,546,631
524,569	Masonite International Corp.[1,2]	31,039,673	35,282,511

Total Industrials		66,129,088	86,572,616

Information Technology (2.95%)
	IT Consulting & Other Services (2.95%)
241,019	Equinix, Inc.[3]	47,357,121	56,121,274

Telecommunication Services (3.88%)
	Wireless Telecommunication Services (3.88%)
57,211,650	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2]	15,144,114	17,590,121
269,800	SBA Communications Corp., Cl A1	21,583,639	31,593,580
34,047,909	Tower Bersama Infrastructure Tbk PT (Indonesia)[2]	17,742,224	24,673,341

Total Telecommunication Services		54,469,977	73,857,042

Utilities (3.54%)
	Electric Utilities (3.54%)
1,157,872	Brookfield Infrastructure Partners L.P.[2]	47,725,789	52,729,491
391,300	ITC Holdings Corp.	11,965,190	14,646,359

Total Utilities		59,690,979	67,375,850

Total Common Stocks		1,453,719,909	1,847,892,674

Principal Amount		Cost	Value

Short Term Investments (3.33%)

$63,446,195	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2015, 0.00% due 4/1/2015; Proceeds at maturity - $63,446,195; (Fully collateralized by $64,635,000 U.S. Treasury Note, 1.75% due 3/31/2022; Market value - $64,715,794)[5]	$63,446,195	$63,446,195

Total Investments (100.44%)		$1,517,166,104	1,911,338,869

Liabilities Less Cash and Other Assets (-0.44%)			(8,428,672)

Net Assets			$1,902,910,197

Retail Shares (Equivalent to $27.09 per share based on 33,140,919 shares outstanding)			$897,814,764

Institutional Shares (Equivalent to $27.33 per share based on 36,769,696 shares outstanding)			$1,005,095,433

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (90.72%)

Brazil (5.67%)
1,601,275	Cetip SA - Mercados Organizados	$18,775,021	$15,979,887
1,150,678	GAEC Educacão SA	12,650,904	5,487,402
2,669,946	GOL Linhas Aéreas Inteligentes SA, ADR[1]	14,320,468	6,487,969
1,200,000	Kroton Educacional SA	4,668,972	3,868,967
440,000	Linx SA	8,591,358	6,438,251
300,000	M. Dias Branco SA	12,152,922	8,094,186
754,400	Multiplus SA	8,919,765	7,734,163
1,201,400	Smiles SA	18,172,971	19,009,792
1,200,818	TOTVS SA	18,732,036	13,733,094

Total Brazil		116,984,417	86,833,711

Chile (0.30%)
250,000	Sociedad Química y Minera de Chile SA, ADR	6,427,045	4,562,500

China (21.04%)
250,000	Alibaba Group Holding Ltd., ADR[1]	22,119,322	20,810,000
4,000,000	China Mengniu Dairy Co. Ltd.	18,068,979	21,154,057
1,750,000	China Mobile Ltd.	22,467,822	22,798,656
5,000,000	China Petroleum & Chemical Corp., Cl H	5,066,425	3,979,285
37,000,000	China Telecom Corp. Ltd., Cl H	22,992,830	23,719,631
8,750,000	China Unicom (Hong Kong) Ltd.	13,832,432	13,318,027
175,300	Ctrip.com International Ltd., ADR[1]	9,918,517	10,276,086
16,001,000	Haitong Securities Co., Ltd., Cl H	26,345,205	38,967,176
45,000,000	Kingdee International Software Group Co. Ltd.[1]	14,212,410	18,922,562
700,000	Perfect World Co. Ltd., ADR	14,372,043	13,006,000
19,000,000	PetroChina Co. Ltd.	22,864,375	21,003,141
3,000,000	Shenzhou International Group Holdings Ltd.	12,464,836	13,582,452
15,000,600	Sihuan Pharmaceutical Holdings Group Ltd.	7,125,260	8,571,606
7,750,000	Sinopharm Group Co. Ltd., Cl H	28,153,792	31,589,199
675,515	TAL Education Group, ADR[1]	19,128,643	22,440,608
1,300,000	Tencent Holdings Ltd.	18,822,063	24,699,941
341,500	WuXi PharmaTech (Cayman), Inc., ADR[1]	11,966,087	13,243,370

Total China		289,921,041	322,081,797

Hong Kong (2.80%)
4,500,000	Luk Fook Holdings International Ltd.	14,890,081	12,537,648
16,500,000	Man Wah Holdings Ltd.	14,110,195	15,855,869
3,097,000	Melco International Development Ltd.	10,131,318	5,217,161
4,250,000	Wynn Macau Ltd.	16,410,408	9,220,718

Total Hong Kong		55,542,002	42,831,396

Shares		Cost	Value

Common Stocks (continued)

India (18.04%)
1,452,000	Amara Raja Batteries Ltd.	$9,036,921	$19,328,291
2,998,000	Axis Bank Ltd.	16,612,631	26,836,786
3,300,000	Coal India Ltd.	19,363,119	19,136,243
3,752,679	DEN Networks Ltd.[1]	10,244,650	7,222,773
18,384,985	Dish TV India Ltd.[1]	17,612,734	24,075,095
750,000	Divi’s Laboratories Ltd.	15,589,921	21,397,583
6,500,000	Exide Industries Ltd.	17,849,884	18,461,999
1,025,000	Glenmark Pharmaceuticals Ltd.	12,790,694	12,876,121
5,770,000	Hathway Cable and Datacom Ltd.[1]	5,093,897	4,517,807
767,250	Larsen & Toubro Ltd.	18,023,628	21,083,015
860,653	Lupin Ltd.	15,219,579	27,620,661
300,000	Motherson Sumi Systems Ltd.	2,451,645	2,468,551
1,500,000	PVR Ltd.	14,319,858	15,888,944
2,200,000	Sun TV Network Ltd.	13,865,745	15,532,927
1,451,000	Torrent Pharmaceuticals Ltd.	13,606,246	26,863,136
2,354,000	Zee Entertainment Enterprises Ltd.	10,202,626	12,854,961

Total India		211,883,778	276,164,893

Indonesia (4.70%)
18,092,000	Bank Rakyat Indonesia (Persero) Tbk PT	13,773,011	18,368,742
14,503,527	Matahari Department Store Tbk PT	18,369,371	21,852,350
27,631,350	Sarana Menara Nusantara Tbk PT1	8,841,958	8,495,451
32,000,000	Tower Bersama Infrastructure Tbk PT	17,821,369	23,189,293

Total Indonesia		58,805,709	71,905,836

Korea, Republic of (8.43%)
85,000	CJ O Shopping Co., Ltd.	24,627,879	17,552,391
400,000	Grand Korea Leisure Co., Ltd.	15,615,931	13,646,401
275,000	i-SENS, Inc.[1]	15,399,690	12,145,658
22,000	LG Household & Health Care Ltd.	13,158,587	16,676,732
30,000	Samsung Electronics Co., Ltd.	38,932,247	38,965,253
240,000	Samsung Life Insurance Co. Ltd.	24,484,201	20,918,473
250,000	WeMade Entertainment Co., Ltd.[1]	9,002,101	9,069,809

Total Korea, Republic of		141,220,636	128,974,717

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Mexico (4.48%)
285,000	Fomento Económico Mexicano, S.A.B. de C.V., ADR[1]	$26,190,109	$26,647,500
6,500,000	Grupo Lala S.A.B. de C.V.	12,772,477	13,150,424
3,000,000	Infraestructura Energetica Nova S.A.B. de C.V.	16,848,388	16,385,092
5,000,000	Wal-Mart de Mexico S.A.B. de C.V.	10,868,952	12,459,436

Total Mexico		66,679,926	68,642,452

Philippines (4.72%)
24,505,000	Ayala Land, Inc.	16,956,415	21,106,096
6,000,000	BDO Unibank, Inc.	12,940,581	16,604,027
125,000,000	Metro Pacific Investments Corp.	13,459,244	13,506,712
4,172,000	Universal Robina Corp.	12,228,100	21,093,333

Total Philippines		55,584,340	72,310,168

Singapore (1.32%)

10,499,918	Global Logistic Properties Ltd.	22,006,341	20,275,282

South Africa (7.06%)
752,700	Aspen Pharmacare Holdings Ltd.	20,394,931	23,830,225
745,138	Bidvest Group Ltd.	20,078,756	20,192,263
750,000	Mr Price Group Ltd.	14,734,233	16,077,789
450,000	Sasol Ltd.	15,215,019	15,291,986
120,000	Sasol Ltd., ADR	4,232,961	4,084,800
4,550,000	Steinhoff International Holdings Ltd.	20,090,511	28,521,436

Total South Africa		94,746,411	107,998,499

Taiwan, Province of China (10.23%)
1,250,000	Eclat Textile Co. Ltd.	15,166,373	16,438,958
9,501,000	Far EasTone Telecommunications Co., Ltd.	20,457,136	22,925,072
1,550,000	Ginko International Co., Ltd.	23,631,753	17,833,174
2,151,180	HIWIN Technologies Corp.	19,497,473	15,915,569
3,250,000	Makalot Industrial Co. Ltd.	19,628,303	23,370,086
1,100,000	MediaTek Inc.	16,588,329	14,888,143
3,750,000	Novatek Microelectronics Corp.	17,708,322	19,415,149
1,100,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,971,996	25,828,000

Total Taiwan, Province of China		154,649,685	156,614,151

Shares		Cost	Value

Common Stocks (continued)

Thailand (1.51%)
100,000	Bangkok Bank PCL, Cl F	$629,574	$570,067
2,601,000	Bangkok Bank Public Co., Ltd., NVDR	15,031,542	14,747,526
15,000,000	L.P.N. Development PCL, Cl F2	8,506,867	7,744,315

Total Thailand		24,167,983	23,061,908

United Arab Emirates (0.22%)
20,062,000	SHUAA Capital psc[1]	6,684,893	3,315,537

United Kingdom (0.20%)
8,637,363	Lekoil Ltd.[1]	7,340,352	3,010,976

Total Common Stocks		1,312,644,559	1,388,583,823

Preferred Stocks (0.03%)

India (0.03%)
30,983,400	Zee Entertainment Enterprises Ltd., 6% due 3/5/2022	367,971	405,974

Principal Amount

Convertible Bonds (0.40%)

China (0.40%)
$50,000,000	Biostime International Holdings Ltd., 0.00% due 2/20/2019[1,2]	6,590,207	6,070,505

Short Term Investments (13.43%)

205,541,394	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2015, 0.00% due 4/1/2015; Proceeds at maturity - $205,541,394; (Fully collateralized by $209,395,000 U.S. Treasury Note, 1.75% due 3/31/2022; Market value - $209,656,744)[2]	205,541,394	205,541,394

Total Investments (104.58%)		$1,525,144,131	1,600,601,696

Liabilities Less Cash and Other Assets (-4.58%)			(70,042,283)

Net Assets			$1,530,559,413

Retail Shares (Equivalent to $11.86 per share based on 63,863,305 shares outstanding)			$757,469,115

Institutional Shares (Equivalent to $11.90 per share based on 64,988,456 shares outstanding)			$773,090,298

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (UNAUDITED)

Summary of Investments by Sector	Percentage
as of March 31, 2015	of Net Assets

Consumer Discretionary	23.8%
Financials	14.3%
Information Technology	13.4%
Health Care	12.8%
Consumer Staples	8.2%
Telecommunication Services	7.5%
Industrials	5.4%
Energy	4.3%
Utilities	1.1%
Materials	0.3%
Cash and Cash Equivalents*	8.9%

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.07%)

Energy (77.44%)
	Oil & Gas Drilling (1.49%)
17,846	Helmerich & Payne, Inc.	$1,381,757	$1,214,777

	Oil & Gas Equipment & Services (12.21%)
100,200	C&J Energy Services Ltd.[1,2]	1,316,650	1,115,226
9,150	Core Laboratories N.V.[2]	1,369,946	956,084
73,142	Forum Energy Technologies, Inc.[1]	2,020,408	1,433,583
58,296	Halliburton Co.	3,041,850	2,558,029
16,931	Oil States International, Inc.[1]	910,773	673,346
20,490	RigNet, Inc.[1]	777,504	585,809
90,457	Superior Energy Services, Inc.	2,352,962	2,020,809
55,400	Tesco Corp.[2]	968,310	629,898

		12,758,403	9,972,784
	Oil & Gas Exploration & Production (36.40%)
18,839	Anadarko Petroleum Corporation	1,698,643	1,560,058
17,100	Antero Resources Corp.[1]	803,246	603,972
57,925	Atlas Energy Group LLC[1]	688,547	348,129
95,348	Bonanza Creek Energy, Inc.[1]	3,534,997	2,351,282
66,200	Cabot Oil & Gas Corp.	2,158,528	1,954,886
29,299	Concho Resources, Inc.[1]	3,100,774	3,396,340
14,968	EOG Resources, Inc.	1,331,462	1,372,416
51,736	Gulfport Energy Corp.[1]	2,832,442	2,375,200
157,200	Laredo Petroleum, Inc.[1]	1,746,912	2,049,888
1,095,600	Lekoil Ltd. (United Kingdom)[1,2]	829,128	381,925
84,100	Newfield Exploration Co.[1]	2,490,309	2,951,069
30,749	Noble Energy, Inc.	1,706,406	1,503,626
72,438	Oasis Petroleum, Inc.[1]	2,456,516	1,030,068
179,200	Parsley Energy, Inc., Cl A1	3,241,121	2,863,616
72,900	RSP Permian, Inc.[1]	1,666,802	1,836,351
53,048	SM Energy Co.	3,086,160	2,741,521
12,958	Whiting Petroleum Corp.[1]	685,862	400,402

		34,057,855	29,720,749
	Oil & Gas Refining & Marketing (1.69%)
13,478	Marathon Petroleum Corp.	1,136,125	1,380,012
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (25.65%)
52,875	Columbia Pipeline Partners LP1	$1,343,642	$1,464,109
29,311	Dominion Midstream Partners, L.P.	674,762	1,216,699
26,300	Energy Transfer Equity LP	1,502,177	1,666,368
30,735	Golar LNG Ltd.[2]	1,089,834	1,022,861
3,800	PBF Logistics LP	87,400	86,488
15,240	Phillips 66 Partners LP	604,969	1,077,011
17,142	Rose Rock Midstream, L.P.	626,997	814,245
127,004	Scorpio Tankers Inc.[2]	1,168,004	1,196,378
25,600	SemGroup Corp., Cl A	1,887,973	2,082,304
34,961	Shell Midstream Partners, L.P.	871,238	1,363,479
40,540	Tallgrass Energy Partners, LP	1,020,336	2,050,108
25,763	Targa Resources Corp.	2,301,321	2,467,838
11,728	Tesoro Logistics LP	625,785	630,966
17,500	Valero Energy Partners LP	578,051	847,000
12,376	Western Gas Equity Partners LP	525,536	742,560
9,537	Western Gas Partners, LP	577,625	628,011
54,839	Western Refining Logistics, LP	1,452,136	1,591,976

		16,937,786	20,948,401

Total Energy		66,271,926	63,236,723

Industrials (2.21%)
	Construction & Engineering (0.75%)
35,702	Primoris Services Corp.	767,414	613,717

	Industrial Machinery (0.80%)
11,500	Flowserve Corp.	809,342	649,635

	Trading Companies & Distributors (0.66%)
45,400	MRC Global, Inc.[1]	1,120,221	537,990

Total Industrials		2,696,977	1,801,342

Information Technology (3.19%)
	Semiconductor Equipment (3.19%)
108,400	SunEdison, Inc.[1]	2,190,895	2,601,600

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (7.41%)
	Commodity Chemicals (3.18%)
18,800	Methanex Corp.[2]	$1,018,269	$1,007,116
59,232	Westlake Chemical Partners LP	1,630,290	1,588,602

		2,648,559	2,595,718
	Diversified Metals & Mining (1.70%)
73,600	Globe Specialty Metals, Inc.	1,180,213	1,392,512

	Specialty Chemicals (2.53%)
140,052	Flotek Industries, Inc.[1]	2,976,834	2,064,367

Total Materials		6,805,606	6,052,597

Utilities (3.82%)
	Renewable Electricity (3.82%)
42,648	Abengoa Yield plc[2]	1,303,724	1,440,650
46,010	TerraForm Power, Inc., Cl A	1,306,458	1,679,825

Total Utilities		2,610,182	3,120,475

Total Common Stocks		80,575,586	76,812,737

Principal Amount		Cost	Value

Short Term Investments (6.24%)

$5,094,440	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2015, 0.00% due 4/1/2015; Proceeds at maturity - $5,094,440; (Fully collateralized by $5,190,000 U.S. Treasury Note, 1.75% due 3/31/2022; Market value - $5,196,488)[3]	$5,094,440	$5,094,440

Total Investments (100.31%)		$85,670,026	81,907,177

Liabilities Less Cash and Other Assets (-0.31%)			(250,121)

Net Assets			$81,657,056

Retail Shares (Equivalent to $10.50 per share based on 4,245,617 shares outstanding)			$44,599,025

Institutional Shares (Equivalent to $10.59 per share based on 3,498,784 shares outstanding)			$37,058,031

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.74%)

Brazil (4.60%)
18,367	Cetip SA - Mercados Organizados	$196,454	$183,293
12,663	Smiles SA	202,747	200,367

Total Brazil		399,201	383,660

Canada (3.82%)
2,056	Brookfield Asset Management, Inc., Cl A	67,930	110,222
604	Constellation Software, Inc.	139,461	208,762

Total Canada		207,391	318,984

China (11.50%)
3,393	Alibaba Group Holding Ltd., ADR[1]	292,688	282,433
1,037	Baidu, Inc., ADR[1]	143,994	216,111
1,530	Ctrip.com International Ltd., ADR[1]	73,573	89,689
4,770	Qunar Cayman Islands Ltd., ADR[1]	79,379	196,762
5,249	TAL Education Group, ADR[1]	119,563	174,372

Total China		709,197	959,367

India (4.31%)
9,400	Axis Bank Ltd.	85,163	84,144
13,495	ICICI Bank Limited, ADR	95,316	139,808
3,291	Just Dial Ltd.	49,160	69,613
3,006	MakeMyTrip, Limited[1]	62,630	66,012

Total India		292,269	359,577

Indonesia (7.10%)
1,116,770	Sarana Menara Nusantara Tbk PT1	321,392	343,359
343,836	Tower Bersama Infrastructure Tbk PT	157,981	249,166

Total Indonesia		479,373	592,525

Israel (6.04%)
1,424	Check Point Software Technologies Ltd.[1]	97,496	116,725
6,843	Mellanox Technologies Ltd.[1]	271,326	310,262
1,825	Mobileye N.V.[1]	57,920	76,705

Total Israel		426,742	503,692

Japan (1.85%)
2,656	SoftBank Corp.	203,364	154,574

Netherlands (1.61%)
1,316	ASML Holding N.V.	91,106	134,131

Shares		Cost	Value

Common Stocks (continued)

Norway (0.68%)
4,853	Seadrill Partners, LLC	$113,321	$57,023

South Africa (2.16%)
1,170	Naspers Ltd., Class N	167,226	180,386

Spain (1.89%)
4,800	Grifols SA, ADR	192,456	157,488

United Kingdom (6.09%)
6,934	ARM Holdings plc	113,571	113,659
61,037	JUST EAT plc[1]	263,150	394,764

Total United Kingdom		376,721	508,423

United States (48.09%)
6,784	Acxiom Corp.[1]	139,334	125,436
1,327	Aerie Pharmaceuticals, Inc.[1]	41,382	41,588
1,424	Amazon.com, Inc.[1]	420,699	529,870
4,151	Atlas Energy Group LLC[1]	50,949	24,948
4,399	Benefitfocus, Inc.[1]	117,819	161,839
3,379	Brookfield Infrastructure Partners L.P.	151,109	153,880
2,886	Columbia Pipeline Partners LP1	74,568	79,913
4,702	Facebook, Inc., Cl A1	126,568	386,575
636	Google, Inc., Cl C1	322,674	348,528
1,710	Illumina, Inc.[1]	74,766	317,444
3,830	Medidata Solutions, Inc.[1]	172,852	187,823
1,596	Pacira Pharmaceuticals, Inc.[1]	124,433	141,805
197	The Priceline Group, Inc.[1]	167,416	229,338
2,867	Shell Midstream Partners, L.P.	65,941	111,813
16,788	SunEdison, Inc.[1]	292,762	402,912
3,735	Tallgrass Energy Partners, LP	84,294	188,879
1,501	Targa Resources Corp.	147,954	143,781
6,507	TerraForm Power, Inc., Cl A	178,527	237,571
8,477	Unilife Corp.[1]	37,136	33,993
6,143	Westlake Chemical Partners LP	164,852	164,755

Total United States		2,956,035	4,012,691

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (UNAUDITED)

	Cost	Value

Total Investments (99.74%)	$6,614,402	8,322,521

Cash and Other Assets Less Liabilities (0.26%)		21,367

Net Assets		$8,343,888

Retail Shares (Equivalent to $14.56 per share based on 274,733 shares outstanding)		$4,000,827

Institutional Shares (Equivalent to $14.64 per share based on 296,595 shares outstanding)		$4,343,061

%	Represents percentage of net assets.
[1]	Non-income producing securities.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of March 31, 2015	of Net Assets

Information Technology	40.1%
Consumer Discretionary	20.0
Health Care	10.5
Telecommunication Services	8.9
Energy	7.3
Financials	6.2
Utilities	4.7
Materials	2.0
Cash and Cash Equivalents	0.3

100.0%

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined by the Adviser primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Money market instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities.

Baron Select Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At March 31, 2015, the Funds did not have any securities on loan.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. RESTRICTED SECURITIES

At March 31, 2015, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2015, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value

Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$6,669,634
(Cost $1,832,926) (0.33% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date	Value

Private Equity Investments
TerraForm Power, Inc., Cl A	11/21/2014	$3,029,988

(Cost $2,499,990) (1.51% of Net Assets)

Baron Select Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$2,316,302,633	$-	$-	$2,316,302,633
Private Equity Investments	-	-	6,669,634	6,669,634
Short Term Investments	-	196,659	-	196,659

Total Investments	$2,316,302,633	$196,659	$6,669,634	$2,323,168,926

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2015.

	Baron Focused Growth Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$188,952,327	$3,029,988	$-	$191,982,315
Preferred Stocks	-	7,928,765	-	7,928,765
Short Term Investments	-	788,918	-	788,918

Total Investments	$188,952,327	$11,747,671	$-	$200,699,998

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2015.

†See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron International Growth Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$100,127,516	$-	$-	$100,127,516
Warrants	30,750	-	-	30,750
Short Term Investments	-	6,287,836	-	6,287,836

Total Investments	$100,158,266	$6,287,836	$-	$106,446,102

$62,437,255 was transferred out of Level 2 into Level 1 at March 31, 2015 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$1,847,892,674	$-	$-	$1,847,892,674
Short Term Investments	-	63,446,195	-	63,446,195

Total Investments	$1,847,892,674	$63,446,195	$-	$1,911,338,869

$24,673,341 was transferred out of Level 2 into Level 1 at March 31, 2015 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Emerging Markets Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$1,380,839,508	$7,744,315	$-	$1,388,583,823
Preferred Stocks	405,974	-	-	405,974
Convertible Bonds	-	6,070,505	-	6,070,505
Short Term Investments	-	205,541,394	-	205,541,394

Total Investments	$1,381,245,482	$219,356,214	$-	$1,600,601,696

$922,572,002 was transferred out of Level 2 into Level 1 at March 31, 2015 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$76,812,737	$-	$-	$76,812,737
Short Term Investments	-	5,094,440	-	5,094,440

Total Investments	$76,812,737	$5,094,440	$-	$81,907,177

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2015. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2015.

†See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Global Advantage Fund
	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$8,322,521	$-	$-	$8,322,521

Total Investments	$8,322,521	$-	$-	$8,322,521

$721,143 was transferred out of Level 2 into Level 1 at March 31, 2015 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

†See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2014	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2015	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2015

Private Equity Investments
Investments
Financials	$6,593,843	$–	$–	$75,791	$–	$–	$–	$–	$6,669,634	$75,791

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2015, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund

Cost of investments	$1,367,945,442	$135,298,749	$83,513,037	$1,517,166,104	$1,525,144,131	$85,670,026	$6,614,402

Gross tax unrealized appreciation	985,376,199	69,068,082	26,332,706	403,154,312	171,687,884	6,725,490	1,922,302
Gross tax unrealized depreciation	(30,152,715)	(3,666,833)	(3,399,641)	(8,981,547)	(96,230,319)	(10,488,339)	(214,183)

Net tax unrealized appreciation (depreciation)	$955,223,484	$65,401,249	$22,933,065	$394,172,765	$75,457,565	$(3,762,849)	$1,708,119

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Real Estate Fund
				Net Change in
	Value at			Unrealized			Shares Held at	Value at
	December 31,	Purchase	Sales	Appreciation	Realized	Dividend	March 31,	March 31,
Name of Issuer	2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	2015	2015

“Affiliated” Company as of March 31, 2015:
Capital Senior Living Corp.	$55,501,049	$2,238,786	$-	$2,489,291	$-	$-	2,231,863	$60,229,126

1  An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended March 31, 2015.

Baron Select Funds	March 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued “ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. The Adviser is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON

Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG

Peggy Wong
Treasurer and Chief Financial Officer

Date: May 22, 2015